Issued capital (Tables)	12 Months Ended
Jun. 30, 2026
Issued capital [abstract]
Schedule of issued capital

	Shares 2026	2026 USD	2025 USD
Fully paid ordinary shares	206,088,228	248,296,532	3,641

Movements in ordinary shares on issue

	Date	Shares	Issue price (USD)	USD
Balance at 1 July 2025		11,069,578		3,641
Shares issued to Advaitha Pty Ltd	1 Sep 25	73,748	40.68	3,000,069
Share subdivision — four for one	10 Nov 25	33,429,978	–	–
Balance at 31 December 2025		44,573,304		3,003,710
Conversion of SAFE notes of Braiin LLC and Raptor300 Inc	12 Feb 26	326,820	10.06	3,287,991
Shares issued to Uniqus Consultech Inc for services	12 Feb 26	84,306	10.17	857,392
Shares issued to Karmic Trading Pty Ltd and others for services	12 Feb 26	26,275	10.17	267,217
Shares issued to Jasmeet Singh on placement	11 Feb 26	196,638	10.17	1,999,808
Subscription shares issued to VIS shareholders (a)	12 Feb 26	4,382,603	10.17	44,571,073
Shares issued to acquire Connect Simple Pty Ltd	12 Feb 26	9,636,625	10.17	98,004,476
Shares issued to acquire Mirragin RAS Consulting Pty Ltd	12 Feb 26	353,982	10.17	3,599,997
Shares issued to acquire Mirragin Project Isidore Pty Ltd	12 Feb 26	63,914	10.17	650,005
Shares issued to acquire Nisus Australia Pty Ltd	12 Feb 26	310,717	10.17	3,159,992
Shares issued to remaining shareholders of Vega Global Technologies Pty Ltd	12 Feb 26	7,393,914	10.17	75,196,105
Shares issued to Maxim Group LLC for services	12 Feb 26	1,346,978	10.17	13,698,766
Share subdivision — three for one	28 Apr 26	137,392,152	–	–
Balance at 30 June 2026		206,088,228		248,296,532

(a)	Issued under a separate subscription agreement to shareholders of VIS Networks Private Limited and to employees of VIS Networks Private Limited to whom those shareholders directed part of their own entitlement, for cash of USD 6,136 (USD 0.0014 per share). For financial reporting purposes only, the shares are measured at USD 10.17 per share and the value of USD 44,564,937 in excess of the cash received is attributed to the consideration transferred for the VIS group (IFRS 3.37 and IFRS 3.B50; Notes 4 and 37). The attribution does not alter the legal form or terms of the subscription agreement.

Schedule of Analysis of shares issued

Analysis of shares issued during the year

USD
Shares issued for cash	4,999,877
Shares issued on conversion of SAFE notes	3,287,991
Shares issued as consideration for acquisitions	180,610,575
Shares issued under the subscription agreement with shareholders and employees of VIS Networks Private Limited	44,571,073
Shares issued as share-based payments for services	14,823,375
248,292,891

Schedule of amount recognised in issued capital

Amount
Number of ordinary shares subscribed for	4,382,603
Subscription price per share	USD 0.0014
Aggregate subscription amount payable by the subscribers	USD 6,136
Amount recognised in issued capital, at USD 10.17 per share (Note 37)	USD 44,571,073